Non Controlling Interest - Schedule of changes in noncontrolling interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Noncontrolling Interest [Line Items]
Non-controlling interest			$ 351,402
Related Party [Member]
Noncontrolling Interest [Line Items]
Other Liabilities	(35,058)
Non-controlling interest	351,402	$ 351,402
Accounts payable	(1)	$ (1)
Loss on sale of subsidiary	$ (316,343)